Organization and Line Business	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND LINE BUSINESS

The Company was originally incorporated under the laws of the state of Nevada on February 25, 2013. The Company is devoting substantially all of its present efforts to establish a new business, and has had no revenues from operations to date.

On April 4, 2017, the Company entered into a license agreement (the “License Agreement”) with Pharma GP ApS. (“Pharma GP”) and acquired an exclusive license to sell certain cosmetic products or ingredients covered by United States Patent No. US 8,637,075 in the territory of the United States.

As a result of the License Agreement, the Company is currently marketing a line of skin care products on its website at www.vilacto.com. These products include, lotions, skin care creams and gels, lip balms, foot creams and oils, and similar items.

The Company also entered into a Stock Purchase Agreement (the “Purchase Agreement”) with Pharma GP and its sole shareholder, 9 Heroes APS, a Denmark corporation (together, “Seller”). In accordance with the terms of the Purchase Agreement, the Company agreed to purchase all of the outstanding shares of Pharma GP for the purchase price (the “Purchase Price”) of $6,000,000, payable as $3,000,000 in cash and the balance in shares of our common stock.

The closing of the above transactions was expected to occur by May 31, 2017, but will likely not occur until the Company is able to successfully raise capital for the Purchase Price.

The Company was originally incorporated under the laws of the state of Nevada on February 25, 2013. The Company is devoting substantially all of its present efforts to establish a new business, and has had no revenues from operations to date.

Initial operations have included organization and capital formation. Management is also pursuing an acquisition of pharmaceutical patents and licenses, and is planning to market Them commercially when they can successfully raise the financing to do so.